Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Committee generally approves annual RSU and PSU grants to executive officers in the last calendar quarter of each year, to be effective the following January. Grants to a new employee are generally effective on the later of the date the employee commences employment with us or the date the Committee authorizes the grants. From time to time, management recommends RSU and PSU grants for non-executive employees, and the grants, if approved by the Committee Chair and the Company’s Chief Executive Officer, are effective on or after the date of approval. We believe that our RSU and PSU grant practices are appropriate and effectively eliminate any question regarding “timing” of grants in anticipation of material events.

Award Timing Method	The Committee generally approves annual RSU and PSU grants to executive officers in the last calendar quarter of each year, to be effective the following January. Grants to a new employee are generally effective on the later of the date the employee commences employment with us or the date the Committee authorizes the grants.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We believe that our RSU and PSU grant practices are appropriate and effectively eliminate any question regarding “timing” of grants in anticipation of material events